Certain risks and concentration - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Concentration Risk [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Retained earnings and distributable reserves	$ (181,095,000)	$ (166,973,000)
Number of top customers accounted for net revenues | customer	10
Intercompany balance included in accounts payable	$ 30,439,000	21,297,000
Accrued Liabilities and Other Liabilities, Inter-companies Balance	152,611,000	152,904,000
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	168,493,000
Variable Interest Entity, Primary Beneficiary [Member]
Concentration Risk [Line Items]
Accounts payable, consolidated variable interest entities and VIE's subsidiaries without recourse	20,588,000	23,865,000
Accrued liabilities and other payables, consolidated variable interest entities and VIE's subsidiaries without recourse	$ 33,361,000	$ 38,502,000
Shenzhen Xunlei
Concentration Risk [Line Items]
Term of operating contract	10 years
Sales Revenue, Net [Member] | Customer concentration risk [Member]
Concentration Risk [Line Items]
Percentage of net revenues accounted from customers	38.00%	31.00%	23.00%